Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
August 31, 2022
AXS3-NPRT3-1022
1.967936.108
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.2%
Diversified Telecommunication Services - 0.0%
Starry, Inc.	54,022	115,472
Entertainment - 1.7%
Roku, Inc. Class A (a)(b)	109,996	7,479,728
Sea Ltd. ADR (a)	61,440	3,809,280
		11,289,008
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	116,700	12,629,274
Class C (a)	319,160	34,836,314
Meta Platforms, Inc. Class A (a)	38,389	6,254,720
Zoominfo Technologies, Inc. (a)	126,184	5,731,277
		59,451,585
Media - 0.6%
Innovid Corp. (a)(c)	35,509	130,318
Magnite, Inc. (a)	204,302	1,538,394
TechTarget, Inc. (a)	33,100	2,148,190
		3,816,902
Wireless Telecommunication Services - 4.1%
T-Mobile U.S., Inc. (a)	189,624	27,298,271
TOTAL COMMUNICATION SERVICES		101,971,238
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 3.2%
Neutron Holdings, Inc. (a)(c)(d)	77,208	2,123
Rad Power Bikes, Inc. (a)(c)(d)	13,874	85,880
Tesla, Inc. (a)	76,560	21,100,702
		21,188,705
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	1,500	141,030
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	36,627	4,143,246
Sonder Holdings, Inc. (a)(b)	94,818	176,361
Sonder Holdings, Inc.:
rights (a)(d)	1,133	1,133
rights (a)(d)	1,132	1,007
rights (a)(d)	1,132	906
rights (a)(d)	1,132	826
rights (a)(d)	1,132	747
rights (a)(d)	1,132	691
		4,324,917
Household Durables - 0.0%
Lennar Corp. Class A	800	61,960
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (a)	176,480	22,372,370
Cazoo Group Ltd. Class A (a)(b)	299,158	201,902
Doordash, Inc. (a)	49,272	2,951,393
FSN E-Commerce Ventures Private Ltd. (a)(c)	101,220	1,681,889
Global-e Online Ltd. (a)(b)	105,631	3,336,883
Lyft, Inc. (a)	256,172	3,773,414
Uber Technologies, Inc. (a)	469,976	13,516,510
Wayfair LLC Class A (a)	28,086	1,480,413
		49,314,774
Specialty Retail - 0.7%
Auto1 Group SE (a)(e)	440,568	4,631,153
Textiles, Apparel & Luxury Goods - 0.7%
Bombas LLC (a)(c)(d)	174,908	792,333
lululemon athletica, Inc. (a)	12,101	3,629,816
		4,422,149
TOTAL CONSUMER DISCRETIONARY		84,084,688
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	2,200	741,576
Food & Staples Retailing - 0.0%
Blink Health LLC Series A1 (a)(c)(d)	1,597	60,590
Food Products - 0.1%
Local Bounti Corp. (a)(b)	84,578	314,630
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	709	5,459
Philip Morris International, Inc.	1,400	133,686
		139,145
TOTAL CONSUMER STAPLES		1,255,941
ENERGY - 10.5%
Oil, Gas & Consumable Fuels - 10.5%
Antero Resources Corp. (a)	420,400	16,849,632
Canadian Natural Resources Ltd.	143,500	7,866,905
Cenovus Energy, Inc. (Canada)	306,700	5,754,055
Cheniere Energy, Inc.	3,000	480,540
Exxon Mobil Corp.	146,500	14,003,935
Hess Corp.	92,900	11,220,462
Imperial Oil Ltd.	47,056	2,309,537
Ovintiv, Inc.	101,700	5,404,338
Pioneer Natural Resources Co.	4,800	1,215,456
Range Resources Corp.	12,000	394,320
Tourmaline Oil Corp.	85,600	5,060,981
		70,560,161
FINANCIALS - 1.4%
Banks - 1.4%
Starling Bank Ltd. Series D (a)(c)(d)	244,400	669,482
Wells Fargo & Co.	195,100	8,527,821
		9,197,303
HEALTH CARE - 13.2%
Biotechnology - 3.0%
ADC Therapeutics SA (a)	9,700	66,154
Agios Pharmaceuticals, Inc. (a)(b)	29,541	753,296
Alnylam Pharmaceuticals, Inc. (a)	17,163	3,547,077
ALX Oncology Holdings, Inc. (a)	25,200	327,600
Arcutis Biotherapeutics, Inc. (a)	7,700	207,515
Argenx SE ADR (a)	6,290	2,376,802
Ascendis Pharma A/S sponsored ADR (a)	8,116	726,950
Aurinia Pharmaceuticals, Inc. (a)	76,953	566,374
Blueprint Medicines Corp. (a)	4,400	322,168
Celldex Therapeutics, Inc. (a)	22,700	690,080
Cytokinetics, Inc. (a)	44,641	2,364,187
Erasca, Inc. (a)	57,129	515,304
Exelixis, Inc. (a)	56,209	997,148
Icosavax, Inc. (a)	29,300	138,296
Imago BioSciences, Inc. (a)	30,700	446,071
Instil Bio, Inc. (a)	68,500	356,200
Keros Therapeutics, Inc. (a)	12,600	445,662
Mirati Therapeutics, Inc. (a)	8,097	656,100
Monte Rosa Therapeutics, Inc. (a)	15,377	121,786
Morphic Holding, Inc. (a)	17,000	467,840
Natera, Inc. (a)	1,400	68,964
Nuvalent, Inc. Class A (a)(b)	16,700	281,896
PTC Therapeutics, Inc. (a)	1,500	74,910
Relay Therapeutics, Inc. (a)	37,423	859,606
Tenaya Therapeutics, Inc. (a)	14,500	63,655
TG Therapeutics, Inc. (a)	23,900	170,407
Vaxcyte, Inc. (a)	46,702	1,221,724
Verve Therapeutics, Inc. (a)	9,400	360,584
Zentalis Pharmaceuticals, Inc. (a)	28,700	769,447
		19,963,803
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	188,001	7,578,320
Insulet Corp. (a)	12,245	3,128,230
Penumbra, Inc. (a)	15,695	2,576,648
TransMedics Group, Inc. (a)(b)	57,499	2,991,673
		16,274,871
Health Care Providers & Services - 7.1%
agilon health, Inc. (a)(b)	228,383	4,745,799
Alignment Healthcare, Inc. (a)	35,100	533,871
Cano Health, Inc. (a)	293,492	1,810,846
Centene Corp. (a)	100,087	8,981,807
Guardant Health, Inc. (a)	35,400	1,772,124
Humana, Inc.	19,319	9,307,508
LifeStance Health Group, Inc. (a)	258,316	1,624,808
Oak Street Health, Inc. (a)	205,802	5,392,012
P3 Health Partners, Inc. (a)(c)	68,956	322,300
The Oncology Institute, Inc. (a)(c)	28,268	179,502
UnitedHealth Group, Inc.	24,891	12,926,643
		47,597,220
Life Sciences Tools & Services - 0.6%
Danaher Corp.	10,497	2,833,245
Sartorius Stedim Biotech	3,269	1,201,391
		4,034,636
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	13,939	590,177
TOTAL HEALTH CARE		88,460,707
INDUSTRIALS - 1.5%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	6,800	2,856,748
Northrop Grumman Corp.	6,500	3,106,935
Raytheon Technologies Corp.	22,000	1,974,500
Space Exploration Technologies Corp. Class A (a)(c)(d)	3,000	210,000
The Boeing Co. (a)	11,400	1,826,850
		9,975,033
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (c)	35,800	243,385
FedEx Corp.	300	63,243
		306,628
Road & Rail - 0.0%
Bird Global, Inc.:
rights (a)(d)	3,816	191
rights (a)(d)	3,816	114
rights (a)(d)	3,815	38
		343
TOTAL INDUSTRIALS		10,282,004
INFORMATION TECHNOLOGY - 37.5%
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	240,890	4,290,251
Jabil, Inc.	62,900	3,792,870
		8,083,121
IT Services - 8.6%
Block, Inc. Class A (a)	38,679	2,665,370
Cloudflare, Inc. (a)	9,200	575,644
Cognizant Technology Solutions Corp. Class A	55,600	3,512,252
Cyxtera Technologies, Inc. (a)(c)	33,716	213,759
Dlocal Ltd. (a)	62,443	1,552,957
EPAM Systems, Inc. (a)	6,900	2,942,850
Flywire Corp. (a)	40,539	1,007,800
Globant SA (a)	900	189,693
GoDaddy, Inc. (a)	96,184	7,292,671
Marqeta, Inc. Class A (a)	276,088	2,150,726
MasterCard, Inc. Class A	26,801	8,693,440
MongoDB, Inc. Class A (a)	12,900	4,164,894
Nuvei Corp. (a)(e)	135,185	4,136,814
Payoneer Global, Inc. (a)(c)	15,500	102,610
Repay Holdings Corp. (a)	185,730	1,725,432
Shift4 Payments, Inc. (a)(b)	54,600	2,472,834
Snowflake, Inc. (a)	4,300	778,085
TaskUs, Inc. (a)	89,984	1,338,962
Twilio, Inc. Class A (a)	32,047	2,229,830
Visa, Inc. Class A	50,226	9,980,408
		57,727,031
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (a)	46,900	3,980,403
Applied Materials, Inc.	56,466	5,311,757
GlobalFoundries, Inc.	163,500	9,780,570
Lam Research Corp.	9,319	4,080,883
Marvell Technology, Inc.	100,651	4,712,480
Micron Technology, Inc.	26,660	1,507,090
NVIDIA Corp.	141,876	21,414,763
NXP Semiconductors NV	53,628	8,826,096
onsemi (a)	131,242	9,025,512
		68,639,554
Software - 14.2%
Bill.Com Holdings, Inc. (a)	15,300	2,476,764
Confluent, Inc. (a)(b)	19,200	525,312
Datadog, Inc. Class A (a)	19,400	2,036,030
DoubleVerify Holdings, Inc. (a)	114,540	2,960,859
Dynatrace, Inc. (a)	193,747	7,397,260
Elastic NV (a)	39,813	3,340,709
Epic Games, Inc. (a)(c)(d)	2,200	2,046,000
Five9, Inc. (a)	12,700	1,245,997
HubSpot, Inc. (a)	5,374	1,811,253
Intapp, Inc. (a)	71,684	1,038,701
Intuit, Inc.	9,613	4,150,701
Microsoft Corp.	219,383	57,362,074
Oracle Corp.	4,600	341,090
Pegasystems, Inc.	1,900	69,559
Salesforce.com, Inc. (a)	16,079	2,510,253
SentinelOne, Inc. (a)(b)	4,427	120,901
ServiceNow, Inc. (a)	7,468	3,245,742
Stripe, Inc. Class B (a)(c)(d)	2,500	70,650
The Trade Desk, Inc. (a)	36,455	2,285,729
Viant Technology, Inc. (a)	56,042	253,310
		95,288,894
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	142,013	22,327,284
TOTAL INFORMATION TECHNOLOGY		252,065,884
MATERIALS - 2.6%
Chemicals - 1.2%
CF Industries Holdings, Inc.	28,100	2,907,226
Nutrien Ltd.	44,100	4,047,057
The Mosaic Co.	23,500	1,265,945
		8,220,228
Metals & Mining - 1.4%
Alcoa Corp.	59,800	2,958,904
ArcelorMittal SA Class A unit GDR	124,700	2,941,673
Freeport-McMoRan, Inc.	120,573	3,568,961
		9,469,538
TOTAL MATERIALS		17,689,766
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Opendoor Technologies, Inc. (a)(b)	203,500	881,155
WeWork, Inc. (a)	90,400	370,640
		1,251,795
UTILITIES - 2.9%
Electric Utilities - 1.9%
Constellation Energy Corp.	23,933	1,952,693
Exelon Corp.	15,000	658,650
ORSTED A/S (e)	30,826	3,008,695
PG&E Corp. (a)	603,500	7,441,155
		13,061,193
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	80,790	6,632,051
TOTAL UTILITIES		19,693,244
TOTAL COMMON STOCKS (Cost $510,538,623)		656,512,731

Preferred Stocks - 2.7%
	Shares	Value ($)
Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	1,809	11,198
Series C(a)(c)(d)	7,117	44,054
Series D(c)(d)	12,697	78,594
		133,846
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series F (c)	5,401	263,249
GoBrands, Inc. Series G (a)(c)(d)	2,400	579,408
Instacart, Inc.:
Series H(a)(c)(d)	10,566	508,330
Series I(a)(c)(d)	3,119	150,055
		1,501,042
Textiles, Apparel & Luxury Goods - 0.1%
CelLink Corp. Series D (c)(d)	12,100	224,576

TOTAL CONSUMER DISCRETIONARY		1,859,464

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(c)(d)	15,631	593,040

Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(c)(d)	13,745	420,460

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(c)(d)	70,175	540,348
Series D(a)(c)(d)	938	7,223
		547,571
TOTAL CONSUMER STAPLES		1,561,071

HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (c)(d)	5,837	290,741

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(c)(d)	36,263	735,414
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	3,290	2,303,000
Series N(a)(c)(d)	2,559	1,791,300
		4,829,714
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(c)(d)	15,188	1,566,946

Road & Rail - 0.2%
Convoy, Inc. Series D (a)(c)(d)	93,888	1,081,590

TOTAL INDUSTRIALS		7,478,250

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (a)(c)(d)	17,400	130,152

Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (a)(c)(d)	285,844	316,911

IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	4,644	683,225
Yanka Industries, Inc.:
Series E(a)(c)(d)	19,716	375,787
Series F(a)(c)(d)	13,160	250,830
		1,309,842
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(c)(d)	10,622	71,274
Series F2(c)(d)	5,609	37,636
SiMa.ai:
Series B(a)(c)(d)	40,700	288,600
Series B1(c)(d)	2,726	19,330
		416,840
Software - 0.1%
Databricks, Inc. Series G (a)(c)(d)	6,600	361,482
Mountain Digital, Inc. Series D (c)(d)	28,106	439,016
Stripe, Inc. Series H (a)(c)(d)	1,100	31,086
Tenstorrent, Inc. Series C1 (a)(c)(d)	1,200	67,536
		899,120
TOTAL INFORMATION TECHNOLOGY		3,072,865

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	23,194	735,946

TOTAL CONVERTIBLE PREFERRED STOCKS		14,998,337
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	1,387,600	38,159
Waymo LLC Series A2 (a)(c)(d)	2,896	174,165
		212,324
Internet & Direct Marketing Retail - 0.4%
Circle Internet Financial Ltd. Series E (c)	53,240	2,594,955

TOTAL CONSUMER DISCRETIONARY		2,807,279

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Gupshup, Inc. (a)(c)(d)	17,900	349,229

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,156,508
TOTAL PREFERRED STOCKS (Cost $13,913,956)		18,154,845

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(g)	380,900	337,973
4% 5/22/27 (c)(d)	47,700	52,704
4% 6/12/27 (c)(d)	13,100	14,474
(Cost $441,700)		405,151

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	121,700	121,700
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(h)	248,956	248,956
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h)	63,300	63,300
TOTAL PREFERRED SECURITIES (Cost $433,956)		433,956

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (i)	12,599,425	12,601,945
Fidelity Securities Lending Cash Central Fund 2.34% (i)(j)	12,990,334	12,991,633
TOTAL MONEY MARKET FUNDS (Cost $25,593,578)		25,593,578

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $550,921,813)	701,100,261
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(29,481,246)
NET ASSETS - 100.0%	671,619,015

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,810,232 or 3.8% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,776,662 or 1.8% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	290,767
Beta Technologies, Inc. Series A	4/09/21	1,112,825
Blink Health LLC Series A1	12/30/20	43,263
Blink Health LLC Series C	11/07/19 - 7/14/21	596,729
Bombas LLC	2/16/21 - 11/12/21	830,401
Bowery Farming, Inc. Series C1	5/18/21	828,127
ByteDance Ltd. Series E1	11/18/20	508,862
CelLink Corp. Series D	1/20/22	251,969
Circle Internet Financial Ltd. Series E	5/11/21	864,100
Circle Internet Financial Ltd. Series F	5/09/22	227,598
Convoy, Inc. Series D	10/30/19	1,271,244
Cyxtera Technologies, Inc.	2/21/21	337,160
Databricks, Inc. Series G	2/01/21	390,209
Delhivery Private Ltd.	5/20/21	174,748
Diamond Foundry, Inc. Series C	3/15/21	556,656
Enevate Corp. Series E	1/29/21	316,911
Enevate Corp. 0% 1/29/23	1/29/21	121,700
Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	277,814
GaN Systems, Inc. Series F1	11/30/21	90,075
GaN Systems, Inc. Series F2	11/30/21	47,564
GaN Systems, Inc. 0%	11/30/21	248,956
GoBrands, Inc. Series G	3/02/21	599,322
Gupshup, Inc.	6/08/21	409,287
Innovid Corp.	6/24/21	355,090
Instacart, Inc. Series H	11/13/20	633,960
Instacart, Inc. Series I	2/26/21	389,875
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15	0
JUUL Labs, Inc. Series D	6/25/18	0
Mountain Digital, Inc. Series D	11/05/21	645,463
Neutron Holdings, Inc.	2/04/21	772
Neutron Holdings, Inc. Series 1C	7/03/18	253,709
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	380,900
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100
P3 Health Partners, Inc.	5/25/21	689,560
Payoneer Global, Inc.	2/03/21	155,000
Rad Power Bikes, Inc.	1/21/21	66,926
Rad Power Bikes, Inc. Series A	1/21/21	8,726
Rad Power Bikes, Inc. Series C	1/21/21	34,331
Rad Power Bikes, Inc. Series D	9/17/21	121,686
Relativity Space, Inc. Series E	5/27/21	828,069
SiMa.ai Series B	5/10/21	208,685
SiMa.ai Series B1	4/25/22	19,330
Space Exploration Technologies Corp. Class A	2/16/21	125,997
Space Exploration Technologies Corp. Series I	4/05/18	556,010
Space Exploration Technologies Corp. Series N	8/04/20	690,930
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	468,193
Stripe, Inc. Class B	5/18/21	100,321
Stripe, Inc. Series H	3/15/21	44,138
Tenstorrent, Inc. Series C1	4/23/21	71,345
Tenstorrent, Inc. 0%	4/23/21	63,300
The Oncology Institute, Inc.	6/28/21	282,680
Waymo LLC Series A2	5/08/20	248,671
Xsight Labs Ltd. Series D	2/16/21	139,130
Yanka Industries, Inc. Series E	5/15/20	238,154
Yanka Industries, Inc. Series F	4/08/21	419,499

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	2,387,842	349,519,371	339,305,268	46,810	-	-	12,601,945	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	47,492,497	284,045,435	318,546,299	128,239	-	-	12,991,633	0.0%
Total	49,880,339	633,564,806	657,851,567	175,049	-	-	25,593,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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